Financial Instruments and Financial Risk Management - Financial Assets/(Liabilities) at Fair Value through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Asset	$ 3,590,871	$ 2,227,879
Liability	5,266,961	890,047
Forward Foreign Exchange Contracts
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial assets at fair value through profit or loss	1,260	587
Financial liabilities at fair value through profit or loss	238	255
Forward Foreign Exchange Contracts | Cash Flow Hedge
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Asset	28,982	2,437
Liability	$ 17,189	$ 5,346